Other notes, Accounting Standards Issued But Not Yet Effective (Details)	12 Months Ended
Jun. 30, 2024
Classification of Liabilities as Current or Non-current Amendments to IAS 1 [Member]
Accounting standards issued but not yet effective [Abstract]
Standard and Interpretation	Classification of Liabilities as Current or Non-current– Amendments to IAS 1
Effective for annual reporting periods beginning on or after	Jan. 01, 2024
Expected to be initially applied in the financial year ending	Jun. 30, 2025
Lease Liability in a Sale and Leaseback Amendments to IFRS 16 [Member]
Accounting standards issued but not yet effective [Abstract]
Standard and Interpretation	Lease Liability in a Sale and Leaseback – Amendments to IFRS 16
Effective for annual reporting periods beginning on or after	Jan. 01, 2024
Expected to be initially applied in the financial year ending	Jun. 30, 2025
Supplier Finance Arrangements Amendments to IAS 7 and IFRS 7 [Member]
Accounting standards issued but not yet effective [Abstract]
Standard and Interpretation	Supplier Finance Arrangements – Amendments to IAS 7 and IFRS 7
Effective for annual reporting periods beginning on or after	Jan. 01, 2024
Expected to be initially applied in the financial year ending	Jun. 30, 2025
Lack of Exchangeability Amendments to IAS 21 [Member]
Accounting standards issued but not yet effective [Abstract]
Standard and Interpretation	Lack of Exchangeability – Amendments to IAS 21
Effective for annual reporting periods beginning on or after	Jan. 01, 2025
Expected to be initially applied in the financial year ending	Jun. 30, 2026